General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses	The following summary key expenses are included in administrative expenses for the year ended:
		For the years ended,
	Note	December 31, 2023	December 31, 2022	December 31, 2021
		$	$	$
Wages & employee benefits		5,698,761	4,403,080	543,006
Professional fees		3,099,798	6,525,039	6,722,078
Drilling and site costs		—	150,173	225,838
Directors’ fees		591,631	192,298	30,353
Legal expenses		5,121,915	10,278,807	1,234,066
Exploration expenses		59	1,314,483	216,990
Depreciation of property and equipment	13	524,959	129,596	25,527
Depreciation of right of use asset	13	353,851	117,436	—
Loss on disposal of property and equipment	13	—	271,789	—
Amortization of intangible assets	15	163,147	71,095	62,646
Provision for VAT receivable	11	4,617,911	—	—
Share-based expense – Lifezone Holdings shareholder earnout	25	248,464,035	—	—
Share-based expense – Sponsor earnout	25	17,094,750	—	—
SPAC transaction expenses	1	76,857,484	—	—
Share-based payment expense – share options	25	—	—	463,094
Share-based payment expense – restricted stock units	24	—	—	9,525,000
Gain (loss) on foreign exchange		(179,640)	55,701	66,295